Unrecognized contractual commitments (excluding Orange Bank) - Operating activities commitments - Tabular disclosure (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	€ 13,720
Operating leases commitments	489
Investment commitments	1,739
Public initiative networks commitments	4,423
Guarantees granted to third parties in the ordinary course of business	1,493
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	4,007
Operating leases commitments	66
Investment commitments	498
Public initiative networks commitments	1,160
Guarantees granted to third parties in the ordinary course of business	596
Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	4,695
Operating leases commitments	191
Investment commitments	820
Public initiative networks commitments	1,424
Guarantees granted to third parties in the ordinary course of business	302
Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	5,018
Operating leases commitments	233
Investment commitments	422
Public initiative networks commitments	1,839
Guarantees granted to third parties in the ordinary course of business	595
Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	568
Purchase commitment, handsets [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	557
Purchase commitment, handsets [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	9
Purchase commitment, handsets [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	2
Purchase commitment, transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,767
Purchase commitment, transmission capacity [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	202
Purchase commitment, transmission capacity [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	522
Purchase commitment, transmission capacity [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,043
Purchase commitment, other goods and services [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	3,240
Purchase commitment, other goods and services [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	928
Purchase commitment, other goods and services [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,428
Purchase commitment, other goods and services [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 884